Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Contributions) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 79	$ 86	$ 20
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 3	54	68	9
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 25	$ 18	$ 11